Investments accounted for using equity method (Details 5) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Net sales	$ 1,698,360,794	$ 1,558,897,708	$ 1,498,371,715
Net income of year	148,108,419	140,081,887	140,525,590
Other comprehensive income	(34,818,972)	(28,912,048)	(30,240,706)
Depreciation and amortization	92,199,504	83,528,045	81,566,802
Associated
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Net sales	19,760,918	19,733,853	18,310,272
Operating result	(4,086,973)	(4,159,093)	(4,039,249)
Net income of year	(4,462,733)	(4,712,596)	(4,573,734)
Other comprehensive income	(5,761,515)	(7,965,214)	0
Depreciation and amortization	(2,818,923)	(2,698,849)	(534,485)
Joint ventures
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Net sales	57,417,288	63,926,397	59,187,508
Operating result	(18,606,383)	(11,913,526)	(6,796,020)
Net income of year	(14,352,789)	(7,287,727)	(6,803,143)
Other comprehensive income	(27,052,016)	(3,451,487)	(2,494,511)
Depreciation and amortization	$ (2,618,567)	$ (2,104,820)	$ (1,998,935)